Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Consolidated Balance of Inventories
As of December 31, 2019 and 2018, the consolidated balance of inventories was summarized as follows:

	2019	2018
Finished goods	$320	345
Work-in-process	195	194
Raw materials	194	194
Materials and spare parts	263	303
Inventory in transit	17	45

	$989	1,081